Bow River Capital Evergreen Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Value
Private Investments - 87.4%
Direct Investments - 49.7%
Credit - 5.2%
Opportunistic - 0.9%
CL-EA Co-Investment Opportunities I, LP, 10.42% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000(1),(2)	$6,501,403
Digital Alpha Solutions Fund, LP, 13.85% (SOFR3M + 9.50% PIK + 4.35%)(1),(2)	4,618,536
Palmer Square Loan Funding 2021-3, Ltd.(1)	8,400
Sand Trust Series 21-1A - Class SUB, principal $1,000,000, 10/15/2034(1)	434,300
11,562,639

Senior Credit - 0.9%
ClearScale, LLC T/L A, 12.57% (SOFR1M + 8.75%), 6/30/2027, principal $1,003,116(1),(3)	901,669
Corsair Blade IV (Luxembourg) S.a.r.l., 8.03% (EuriBOR3M + 6.00%, principal EUR 1,004,293) and 9.97% (SONIA + 6.00%, principal GBP 2,214,393), 4/22/2031(1),(3)	4,467,914
Pathstone Family Office, LLC, 9.02% (SOFR1M + 5.00% + CSA), 5/19/2029, principal $2,322,570(1),(3)	2,882,543
VCPF III Co-Invest 1-A, LP(1),(2)	2,971,044
11,223,170

Subordinated Credit - 3.4%
Eagle Point Co-Invest II, LP(1),(2)	4,699,698
Eagle Point SRT Co-Invest I, LP, 10.03% (EuriBOR3M + 8.00%), 9/26/2031, principal EUR 6,250,000(1),(3),(5)	2,784,879
Nexus Apex Holdings, LLC(1),(3),(8)	14,666,426
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720(1),(2)	7,763,753
Polaris Newco, 13.45% (SOFR3M + 9.00% + CSA, 1.00% Floor), 6/3/2029, principal $2,150,195(1),(3)	1,655,650
Steamboat Credit Opportunities I, LLC(1),(2),(6),(8)	11,347,251
42,917,657
65,703,466
Equity - 44.5%
Buyout - 39.6%
ACP Hyperdrive Co-Invest, LLC(1),(2),(4)	2,440,300
AE Co-Investment Partners Fund III-R, LP(1),(3),(4)	12,056,039
Alpine Investors Iceman CV[-A], LP(1),(2),(4),(7)	11,578,865
AP DSB Co-Invest II, LP(1),(2),(4)	3,884,110
AP Goat Co-Invest, LP(1),(2),(4)	4,957,468
APE VI YQB Co-Invest, LP(1),(3),(4)	15,368,128
Beekeeper TopCo(1),(3),(4)	5,607,815
Biloxi Co-Investment Partners, LP(1),(2),(4)	1,963,803
Butterfly Nourish Co-Invest, LP(1),(2),(4)	12,388,389
BW Colson Co-Invest Feeder (Cayman), LP(1),(2),(4)	6,294,848
BW Phoenix Co-Invest, LP(1),(2),(4)	13,477,998
Carlyle Riser Co-Investment, LP(1),(2),(4)	1,801,240
Certus NDT Group Holdings LLC(1),(3),(4)	205,962
CF24XB SCSp(1),(2),(4)	11,140,843
CIP IX Co-Investment Vehicle 2, LP(1),(2),(4)	12,355,652
Constellation 2022, LP(1),(2),(4)	5,221,928
Corsair Amore Investors, LP(1),(3),(4),(7)	1,891,855
Corsair Riva Munich Co-Investment, LP(1),(2),(4)	9,196,860
Coyote 2021, LP(1),(2),(4)	1,673,085
Cub SPV, LP(1),(3),(4),(8)	9,090,909
DSG Group Holdings, LP(1),(3),(4)	10,981,568
Enak Aggregator, LP(1),(2),(4)	4,416,684
Ethos Capital Digital Infrastructure, LP(1),(2),(4)	3,790,466
Falcon Co-Investment Partners, LP(1),(2),(4)	3,028,250
First Reserve Ascent Opportunities Feeder Fund, LP(1),(2),(4),(8)	9,329,334
H.I.G. Starlite-B Co-Investment, LP(1),(2),(4)	7,570,837
Hg Vega Co-Invest, LP(1),(2),(4)	9,409,159
HHC InXpress Group CV, LP(1),(2),(4),(8)	6,294,192
ISH Co-Investment Aggregator, LP(1),(2),(4)	2,306,281
IvyRehab Holdings, LLC(1),(3),(4),(7)	10,967,751
Kelso XI Astra Co-Investment, LP(1),(2),(4),(8)	17,704,346

KKR Game Changer Co-Invest, LP(1),(3),(4),(7)	8,400,000
LH Equity Investors, LP(1),(2),(4)	20,387,689
LJ Ranger Co-Invest, LP(1),(2),(4),(8)	13,206,650
MML Stratos Investco, Ltd.(1),(3),(4),(8)	5,711,022
NCS Investment, LP(1),(2),(4),(7)	6,338,993
OceanSound Partners Co-Invest II, LP - Series B(1),(2),(4)	12,323,914
OceanSound Partners Co-Invest II, LP - Series E(1),(2),(4),(7)	13,944,485
OceanSound SMX Continuation Fund, LP(1),(2),(4),(7)	7,247,356
OceanSound SMX Rollover, LP(1),(2),(4),(7)	2,070,521
Onex OD Co-Invest, LP(1),(2),(4)	3,493,053
Onex Partners V Leaf, LP(1),(3),(4)	318,261
OSP Co-Invest II, LP(1),(2),(4),(7)	13,103,336
Palms Co-Investment Partners, LP(1),(2),(4)	4,311,347
Project Stream Co-Invest Fund, LP(1),(2),(4)	2,317,480
PS Co-Invest II, LP(1),(2),(4),(8)	3,144,211
PSC Tiger, LP(1),(2),(4)	10,774,124
QHP Sapphire SPV, LP(1),(2),(4)	22,463,799
SANCY SLP(1),(2),(4)	1,425,564
SCPCV-A, LP(1),(2),(4)	6,019,752
SEP Hamilton III Aggregator, LP(1),(2),(4)	3,059,781
SEP Skyhawk Fund III Aggregator II, LP(1),(2),(4)	550,517
SEP Skyhawk Fund III Aggregator, LP(1),(2),(4)	249,632
Silver Lake Strategic Investors VI, LP(1),(2),(4)	6,180,857
Soundcore Fund III REP CI-A, LP(1),(2),(4),(8)	3,177,049
Soundcore Fund III RR CI-A, LP(1),(2),(4)	6,069,865
Soundcore Fund III TS CI-A, LP(1),(2),(4)	2,962,630
Sprinkler 2024 Co-Investment I (Feeder) SCSp(1),(2),(4)	16,509,262
T6 Co-Invest B, LP(1),(2),(4)	11,155,607
TCV Beat Co., LP(1),(2),(4)	9,187,073
TPG IX Evergreen Cl 1, LP(1),(2),(4)	11,078,554
Tracer Investors Co-Invest, LP(1),(2),(4)	9,571,778
Truelink Alpine, LP(1),(2),(4)	5,117,635
VCF Compass Co-Investor Holdings II, LP(1),(2),(4)	1,052,237
VCF Compass Co-Investor Holdings, LP(1),(2),(4)	8,771,162
Veregy Parent, LLC(1),(3),(4)	6,905,461
Vistage Equity Investors, LP(1),(2),(4)	-
Wildcat 21 Co-Invest Fund, LP(1),(2),(4)	3,846,944
WP Gateway Co-Invest, LP(1),(2),(4)	832
Yorkville Partners, LP(1),(2),(4)	13,620,759
504,464,157

Growth Equity - 3.0%
Cheetah Investment Holdings-A, LLC(1),(3),(4),(8)	18,905,361
Curaechoice, Inc.(1),(3),(4),(8)	5,258,679
Ion Pacific Ostrich Echo, LLC(1),(2),(4)	4,713,729
NVP Olipop, LLC(1),(2),(4)	1,255,173
Pinegrove Opportunity Partners I Gold Co-Invest, LP(1),(2),(4),(8)	5,707,000
WestCap Cerebral Co-Invest 2021, LLC(1),(2),(4),(7)	-
WestCap LoanPal Co-Invest 2020, LLC(1),(3),(4),(7)	2,830,677
38,670,619

Venture - 1.9%
NVP Mars Co-Invest II, LP(1),(3),(4),(8)	4,916,051
NVP Mars Co-Invest, LP(1),(3),(4),(8)	19,493,200
24,409,251
567,544,027
Total Direct Investments (Cost $441,710,703)	633,247,493

Primary Funds - 13.7%
Credit - 2.1%
Opportunistic - 0.0%
Lynx EBO Fund I (A), LLC(1),(2),(4)	5,766

Senior Credit - 0.6%
Ashgrove Specialty Lending Fund I SCSp RAIF(1),(2),(4)	582,184
Ashgrove Specialty Lending Fund II(1),(2),(4)	926,916
Coller Credit Opportunities I - B, LP(1),(2)	2,695,689
Onex Structured Credit Opportunities International Fund I, LLC(1),(2)	232,976
Tikehau Private Debt Secondaries II SCSp(1),(3),(4),(8)	2,021,310
Tikehau Private Debt Secondaries (Delaware), LP(1),(2),(4)	1,550,760
8,009,835
Subordinated Credit - 1.5%
Blue Owl Asset Special Opportunities IX GP, LP(1),(2),(4),(8)	6,874,455
Eagle Point Enhanced Income Fund US, LP(1),(2),(4)	11,260,230
PBN II-A Equity Holdings, LP(1),(2),(4)	896,711
19,031,396
27,046,997
Equity - 11.6%
Buyout - 8.8%
Avista Healthcare Partners II, LP(1),(2),(4)	4,723,540
BEP Core Fund VIII, LP(1),(3),(4),(8)	2,112,086
Capital Dynamics Global Secondaries VI, LP(1),(2),(4)	921,752
Dawson Portfolio Finance 4, LP(1),(2),(4),(8)	3,378,720
Dawson Portfolio Finance 5, LP(1),(2),(4),(8)	5,199,330
Ethos Capital Investments, LP(1),(2),(4)	2,773,434
FFL Capital Partners V, LP(1),(2),(4),(8)	10,438,006
GenNx360 Capital Partners IV, LP(1),(2),(4),(8)	1,296,125
Gridiron Capital Fund V, LP(1),(2),(4)	5,272,207
ICG LP Secondaries Fund I, LP(1),(2),(4)	3,799,023
MML Keystone SCSp(1),(2),(4),(8)	3,492,235
OceanSound Partners Fund II, LP(1),(2),(4),(8)	8,627,135
OceanSound Partners Fund, LP(1),(2),(4),(8)	5,798,302
Overbay Fund XIV Offshore, LP(1),(2),(4)	1,775,790
Sheridan Capital Partners Fund III, LP(1),(2),(4),(7)	5,778,854
SK Capital Partners VI-A, LP(1),(2),(4)	10,652,970
Soundcore Capital Partners Fund III-A(1),(2),(4)	3,442,714
Sumeru Equity Partners Fund III, LP(1),(2),(4)	2,465,292
Sumeru Equity Partners Fund IV, LP(1),(2),(4)	3,047,905
Triton Fund 6 SCSp(1),(2),(4)	781,590
Truelink Capital Fund I-A, LP(1),(2),(4)	12,411,356
Valeas Capital Partners Fund I, LP(1),(2),(4),(8)	14,706,694
112,895,060

Growth Equity - 2.4%
Ion Pacific Stonecutter III (Cayman), LP(1),(2),(4)	2,976,304
New Vintage Partners Fund I, LP(1),(2),(4),(7)	5,404,466
Pinegrove Opportunity Partners I, LP(1),(2),(4),(8)	7,456,483
Prysm Capital Fund II, LP(1),(3),(4),(8)	14,270,381
WestCap Strategic Operator Fund II, LP(1),(2),(4)	-
WestCap Strategic Operator U.S. Feeder Fund, LP(1),(3),(4)	-
30,107,634

Opportunistic - 0.3%
Grain Spectrum Holdings III (Cayman), LP(1),(2),(4)	4,150,195

Real Assets - 0.1%
EnCap Energy Transition Fund 1-A, LP(1),(2),(4)	725,284
147,878,173
Total Primary Funds (Cost $126,803,258)	174,925,170

Private Investment Funds - 2.6%
Liquid - 2.1%
Bright Meadow Agency MBS Onshore Fund, LP(1),(2),(4)	8,720,574
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.(1),(2),(4)	444,702
Voleon Composition International Fund(1),(2),(4)	12,512,946
Voloridge Fund, LP(1),(2),(4)	5,543,083
27,221,305

Senior Credit - 0.5%
PIMCO DSCO Fund II Offshore Feeder, LP(1),(2),(4)	6,150,349
Total Private Investment Funds (Cost $28,423,786)	33,371,654

Secondary Funds - 21.4%
Credit - 3.3%
Senior Credit - 0.9%
AG DLI IV (Unlevered), LP(1),(2),(4)	8,305,815
BRCE SPV I, LLC(1),(3),(4)	146,973
Brightwood U.S. Credit Fund, LP(1),(2)	2,170,105
Coller Credit Opportunities I - Annex I, SLP(1),(2)	815,721
11,438,614

Subordinated Credit - 2.4%
CCS Co-Investment Vehicle I, LP(1),(2),(4)	4,626,808
CCS Co-Investment Vehicle 2 (Feeder), LP(1),(2),(4)	11,360,568
Coller Capital CBL Fund II(1),(3),(4)	5,503,864
CRG Partners III - Parallel Fund (A), LP(1),(2),(4)	1,189,134
RREF III Debt Domestic Investors, LP(1),(2),(4),(8)	6,153,171
RREF III Debt Direct Domestic Investors, LP(1),(2),(4),(8)	2,382,864
31,216,409
42,655,023

Equity - 18.1%
Buyout - 16.9%
Adams Street 2009 Direct Fund, LP(1),(2),(4)	14,064
Adams Street 2010 Direct Fund, LP(1),(2),(4)	18,400
Adams Street 2011 Direct Fund, LP(1),(2),(4)	31,190
Adams Street 2011 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	94,054
Adams Street 2011 U.S. Fund, LP(1),(2),(4)	155,599
Adams Street 2013 Global Fund, LP(1),(2),(4)	1,286,519
Adams Street 2014 Global Fund, LP(1),(2),(4)	722,874
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	25,710
Adams Street Partnership Fund 2009 U.S. Fund, LP(1),(2),(4)	63,986
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	55,385
Adams Street Partnership Fund 2010 U.S. Fund, LP(1),(2),(4)	130,468
Alchemy Special Opportunities Fund II, LP(1),(2),(4)	1,186,595
Altor Fund IV (No. 1) AB(1),(2),(4)	5,294,065
ASP (Feeder) 2017 Global Fund, LP(1),(2),(4)	975,225
Blue Wolf Capital Fund IV, LP(1),(2),(4)	4,640,906
Brentwood Associates Private Equity VI, LP(1),(2),(4)	3,122,988
Coller International Partners VI Feeder Fund, LP - Class A(1),(2),(4)	39,388
Coller International Partners VII Feeder Fund, LP - Series B(1),(2),(4)	1,073,507
Crown Secondaries Special Opportunities II B, S.C.S.(1),(2),(4)	3,163,713
Crown Secondaries Special Opportunities II, S.C.S.(1),(2),(4)	8,308,171
DBAG Fund VIII A (Guernsey), LP(1),(2),(4),(8)	7,242,780
DBAG Fund VIII B (Guernsey), LP(1),(2),(4),(8)	1,553,704
Gasherbrum Fund II, LP(1),(2),(4)	5,219,535
GENUI II GmbH & Co. geschl. InvKG(1),(2),(4),(8)	5,221,694
Global Infrastructure Partners III-A/B, LP(1),(2),(4),(8)	1,815,832
Graphite Capital Partners VIII D, LP(1),(3),(4)	2,814,860
Great Hill Equity Partners IV, LP(1),(3),(4),(8)	1,041,277
Great Hill Equity Partners V, LP(1),(3),(4),(8)	3,874,806

ICG Europe Fund VII Feeder SCSp(1),(2),(4)	4,250,584
ICG Ludgate Hill IV-A Leopard, LP(1),(2),(4)	5,138,747
KH Aggregator, LP(1),(2),(4)	3,692,170
Leeds Equity Partners VI, LP(1),(2),(4)	3,382,202
Leeds Equity Partners VII-A, LP(1),(2),(4)	5,132,929
Onex Fund V, LP(1),(2),(4)	5,328,530
Overbay 2025 Fund (International), LP(1),(2),(4)	8,867,932
Overbay 2025 Fund Annual Series Aggregator (AIV V), LP(1),(2),(4),(8)	10,858,754
Overbay Capital Partners 2023 Fund Aggregator, LP(1),(2),(4)	10,897,048
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP(1),(2),(4)	25,967,833
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP(1),(2),(4)	14,831,312
Overbay Fund XIV (AIV III), LP(1),(2),(4)	672,229
Overbay Fund XIV Offshore (AIV), LP(1),(2),(4)	1,900,467
Porcupine Holdings, LP - Class A(1),(2),(4)	2,557,267
Porcupine Holdings, LP - Class B(1),(2),(4)	1,426,166
Portfolio Advisors Secondary Fund II (Offshore), LP(1),(3),(4),(8)	1,387,901
Resolute Fund IV, LP(1),(2),(4)	3,255,346
Resolute III Continuation Fund, LP(1),(2),(4)	8,838,435
Riverview Strategic Opportunities Fund II (Cayman), LP(1),(3),(4)	771,649
Riverview Strategic Opportunities Fund II, LP(1),(3),(4)	5,473,565
SEP Hamilton, LP(1),(3),(4),(7)	655,448
Stirling Square Capital Partners Second Fund, LP(1),(2),(4)	10,050,557
Vistria Agua CV, LP(1),(2),(4),(8)	20,467,542
214,991,908

Growth Equity - 1.2%
Ion Pacific Succession SCSp(1),(2),(4)	5,732,987
NVP Monogram Co-Invest, LP(1),(2),(4),(8)	8,971,039
14,704,026

Real Assets - 0.0%
Global Infrastructure Partners II-C, LP(1),(2),(4)	243,289
229,939,223
Total Secondary Funds (Cost $198,654,843)	272,594,246

Total Private Investments (Cost $795,592,590)	1,114,138,563

U.S. Treasury Bills - 4.6%
United States Treasury Bill, 3.66% OID, 9/3/2026, principal $10,000,000	9,910,575
United States Treasury Bill, 3.66% OID, 9/3/2026, principal $50,000,000	49,552,875
Total U.S. Treasury Bills (Cost $59,463,450)	59,463,450

Short-Term Investments - 8.0%
UMB Money Market Fiduciary, 0.01%, shares 27,199,100(9),(10)	27,199,100
UMB Money Market II Special, 3.48%, shares 74,652,031(7),(8),(9),(10)	74,652,031
Total Short-Term Investments (Cost $101,851,131)	101,851,131

Total Investments (Cost $956,907,171) - 100.0%	$1,275,453,144
Liabilities in excess of other assets - 0.0%	(286,407)
Net Assets - 100%	$1,275,166,737

CSA - Credit Spread Adjustment

EUR - European Union Currency (Euro)

EuriBOR3M - Three Month Euribor Rate

GBP - Great Britain Pound

GP - General Partner

LLC - Limited Liability Company

LP - Limited Partnership

OID - Original Issue Discount

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR1M - One Month Average Secured Overnight Financing Rate

SOFR3M - Three Month Average Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $1,114,138,563, which represents 87.4% of total net assets of the Fund. Please refer to the Restricted Securities in the Notes to Consolidated Schedule of Investments.
[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $206,341,940, which represents 16.2% of total net assets of the Fund.
[4]	Non-income producing.
[5]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Reverb, Ltd.
[6]	Affiliated investment for which ownership exceeds 5% of the investment's capital with voting rights.
[7]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Spartan I, LLC.
[8]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, BRCE Splitter, LLC.
[9]	Rate disclosed represents the seven day yield as of the Fund's period end.
[10]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2026, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

		Currency	Currency	Contract Amount				Unrealized
Settlement Date	Counterparty	Purchased	Sold	Buy	Sell		Value	Depreciation
September 30, 2026	Bannockburn Global Forex, LLC	USD	EUR	$57,610,000	EUR	50,000,000	$58,363,341	$(753,341)
								$(753,341)

See accompanying Notes to Consolidated Schedule of Investments.

Bow River Capital Evergreen Fund

Consolidated Summary of Investments

June 30, 2026 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	63.1%
Global	13.8%
Europe	10.5%
Total Private Investments	87.4%
U.S. Treasury Bills	4.6%
Short-Term Investments	8.0%
Total Investments	100.0%
Liabilities in excess of other assets	0.0%
Net Assets	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to CONSOLIDATED schedule of investments

JUNE 30, 2026 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2026 is as follows:

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,440,300	0.2%
Adams Street 2009 Direct Fund, LP	April 1, 2022	16,764	14,064	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	18,195	18,400	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	31,509	31,190	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	49,308	94,054	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	65,944	155,599	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	840,002	1,286,519	0.1%
Adams Street 2014 Global Fund, LP	April 1, 2022	432,505	722,874	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	11,607	25,710	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	58,228	63,986	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	34,575	55,385	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	74,645	130,468	0.0%
AE Co-Investment Partners Fund III-R, LP	February 21, 2025	8,060,039	12,056,039	0.9%
AG DLI IV (Unlevered), LP	April 28, 2023	4,392,158	8,305,815	0.7%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	1,186,595	0.1%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,270,824	11,578,865	0.9%
Altor Fund IV (No. 1) AB	August 12, 2022	5,330,211	5,294,065	0.4%
AP DSB Co-Invest II, LP	July 30, 2021	1,807,245	3,884,110	0.3%
AP Goat Co-Invest, LP	January 24, 2025	4,484,220	4,957,468	0.4%
APE VI YQB Co-Invest, LP	March 19, 2026	15,372,128	15,368,128	1.2%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	159,981	582,184	0.0%
Ashgrove Specialty Lending Fund II	August 30, 2024	970,867	926,916	0.1%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	577,686	975,225	0.1%
Avista Healthcare Partners II, LP	March 16, 2021	2,747,108	4,723,540	0.4%
Beekeeper TopCo	June 27, 2025	5,004,000	5,607,815	0.4%
BEP Core Fund VIII, LP	June 24, 2026	1,922,550	2,112,086	0.2%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,138,146	1,963,803	0.2%
Blue Owl Asset Special Opportunities IX GP, LP	October 31, 2025	5,910,387	6,874,455	0.5%
Blue Wolf Capital Fund IV, LP	December 31, 2024	2,699,746	4,640,906	0.4%
BRCE SPV I, LLC	May 22, 2020	-	146,973	0.0%
Brentwood Associates Private Equity VI, LP	December 31, 2024	1,856,674	3,122,988	0.2%
Bright Meadow Agency MBS Onshore Fund, LP	April 4, 2025	8,004,000	8,720,574	0.7%
Brightwood U.S. Credit Fund, LP	September 13, 2024	1,218,679	2,170,105	0.2%
Butterfly Nourish Co-Invest, LP	February 3, 2023	2,627,872	12,388,389	1.0%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,109,989	6,294,848	0.5%
BW Phoenix Co-Invest, LP	February 9, 2024	7,070,897	13,477,998	1.1%
Capital Dynamics Global Secondaries VI, LP	December 27, 2024	721,730	921,752	0.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	-	1,801,240	0.1%
CCS Co-Investment Vehicle 2 (Feeder), LP	December 20, 2024	7,990,217	11,360,568	0.9%
CCS Co-Investment Vehicle I, LP	March 29, 2024	3,464,234	4,626,808	0.4%
Certus NDT Group Holdings LLC	June 26, 2026	209,962	205,962	0.0%
CF24XB SCSp	September 23, 2025	10,310,849	11,140,843	0.9%
Cheetah Investment Holdings-A, LLC	October 10, 2025	4,792,830	18,905,361	1.5%
CIP IX Co-Investment Vehicle 2, LP	April 4, 2025	9,822,347	12,355,652	1.0%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	4,459,831	6,501,403	0.5%
ClearScale, LLC T/L A	February 19, 2025	597,627	901,669	0.1%
Coller Capital CBL Fund II	October 11, 2024	5,386,793	5,503,864	0.4%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	-	815,721	0.1%
Coller Credit Opportunities I - B, LP	January 5, 2022	1,330,650	2,695,689	0.2%
Coller International Partners VI Feeder Fund, LP - Class A	January 14, 2022	-	39,388	0.0%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,073,507	0.1%
Constellation 2022, LP	August 12, 2022	1,319,965	5,221,928	0.4%
Corsair Amore Investors, LP	May 27, 2022	5,912,778	1,891,855	0.1%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,341,275	4,467,914	0.3%
Corsair Riva Munich Co-Investment, LP	March 28, 2025	5,165,183	9,196,860	0.7%
Coyote 2021, LP	March 29, 2021	-	1,673,085	0.1%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	1,876,669	1,189,134	0.1%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	2,292,339	3,163,713	0.2%
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	6,598,715	8,308,171	0.7%
Cub SPV, LP	June 26, 2026	9,094,909	9,090,909	0.7%
Curaechoice, Inc.	February 2, 2026	5,030,000	5,258,679	0.4%

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
Dawson Portfolio Finance 4, LP	November 10, 2020	1,843,047	3,378,720	0.3%
Dawson Portfolio Finance 5, LP	February 24, 2022	4,003,588	5,199,330	0.4%
DBAG Fund VIII A (Guernsey), LP	June 30, 2026	6,183,108	7,242,780	0.6%
DBAG Fund VIII B (Guernsey), LP	June 30, 2026	1,374,028	1,553,704	0.1%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,523,594	4,618,536	0.4%
DSG Group Holdings, LP	September 9, 2022	5,585,674	10,981,568	0.9%
Eagle Point Co-Invest II, LP	September 3, 2025	4,510,756	4,699,698	0.4%
Eagle Point Enhanced Income Fund US, LP	July 11, 2025	10,696,916	11,260,230	0.9%
Eagle Point SRT Co-Invest I, LP	October 18, 2024	2,616,521	2,784,879	0.2%
Enak Aggregator, LP	January 18, 2022	2,861,507	4,416,684	0.3%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	-	725,284	0.1%
Ethos Capital Digital Infrastructure, LP	December 15, 2025	2,955,238	3,790,466	0.3%
Ethos Capital Investments, LP	August 16, 2023	697,623	2,773,434	0.2%
Falcon Co-Investment Partners, LP	January 26, 2022	3,031,576	3,028,250	0.2%
FFL Capital Partners V, LP	June 16, 2022	5,823,465	10,438,006	0.8%
First Reserve Ascent Opportunities Feeder Fund, LP	September 29, 2025	5,906,956	9,329,334	0.7%
Gasherbrum Fund II, LP	May 30, 2024	3,141,260	5,219,535	0.4%
GenNx360 Capital Partners IV, LP	April 23, 2026	807,766	1,296,125	0.1%
GENUI II GmbH & Co. geschl. InvKG	June 30, 2026	4,735,048	5,221,694	0.4%
Global Infrastructure Partners II-C, LP	January 14, 2022	-	243,289	0.0%
Global Infrastructure Partners III-A/B, LP	September 29, 2025	1,255,314	1,815,832	0.1%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,732,227	4,150,195	0.3%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	2,814,860	0.2%
Great Hill Equity Partners IV, LP	March 31, 2026	976,665	1,041,277	0.1%
Great Hill Equity Partners V, LP	March 31, 2026	3,063,093	3,874,806	0.3%
Gridiron Capital Fund V, LP	November 27, 2023	4,455,069	5,272,207	0.4%
H.I.G. Starlite-B Co-Investment, LP	April 11, 2025	7,754,211	7,570,837	0.6%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	9,409,159	0.7%
HHC InXpress Group CV, LP	January 21, 2026	4,680,433	6,294,192	0.5%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	160,642	4,250,584	0.3%
ICG LP Secondaries Fund I, LP	July 31, 2023	3,129,875	3,799,023	0.3%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,592,175	5,138,747	0.4%
Ion Pacific Ostrich Echo, LLC	August 18, 2025	3,083,063	4,713,729	0.4%
Ion Pacific Stonecutter III (Cayman), LP	July 31, 2025	2,560,674	2,976,304	0.2%
Ion Pacific Succession SCSp	September 19, 2025	5,249,708	5,732,987	0.4%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,306,281	0.2%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	10,967,751	0.9%
Kelso XI Astra Co-Investment, LP	January 30, 2026	15,171,709	17,704,346	1.4%
KH Aggregator, LP	November 30, 2020	1,302,050	3,692,170	0.3%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	0.7%
Leeds Equity Partners VI, LP	December 31, 2024	3,199,132	3,382,202	0.3%
Leeds Equity Partners VII-A, LP	December 31, 2024	4,708,204	5,132,929	0.4%
LH Equity Investors, LP	September 3, 2025	14,441,500	20,387,689	1.6%
LJ Ranger Co-Invest, LP	November 14, 2025	9,696,598	13,206,650	1.0%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	5,766	0.0%
MML Keystone SCSp	January 26, 2026	3,007,914	3,492,235	0.3%
MML Stratos Investco, Ltd.	February 24, 2026	5,903,500	5,711,022	0.4%
NCS Investment, LP	June 12, 2025	5,064,000	6,338,993	0.5%
New Vintage Partners Fund I, LP	March 28, 2025	3,980,288	5,404,466	0.4%
Nexus Apex Holdings, LLC	March 19, 2026	14,670,426	14,666,426	1.1%
NVP Mars Co-Invest II, LP	December 26, 2025	1,504,000	4,916,051	0.4%
NVP Mars Co-Invest, LP	September 26, 2025	5,004,000	19,493,200	1.5%
NVP Monogram Co-Invest, LP	March 28, 2025	6,235,932	8,971,039	0.7%
NVP Olipop, LLC	July 31, 2025	1,271,348	1,255,173	0.1%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	12,323,914	1.0%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	73,529	13,944,485	1.1%
OceanSound Partners Fund II, LP	January 12, 2024	6,446,207	8,627,135	0.7%
OceanSound Partners Fund, LP	December 27, 2021	1,967,395	5,798,302	0.5%
OceanSound SMX Continuation Fund, LP	March 29, 2024	5,220,514	7,247,356	0.6%
OceanSound SMX Rollover, LP	March 29, 2024	1,482,722	2,070,521	0.2%
Onex Fund V, LP	September 30, 2022	2,647,597	5,328,530	0.4%
Onex OD Co-Invest, LP	November 9, 2020	-	3,493,053	0.3%
Onex Partners V Leaf, LP	June 30, 2026	318,162	318,261	0.0%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	-	232,976	0.0%
OSP Co-Invest II, LP	January 5, 2024	5,952,971	13,103,336	1.0%
Overbay 2025 Fund (International), LP	August 29, 2025	7,004,000	8,867,932	0.7%
Overbay 2025 Fund Annual Series Aggregator (AIV V), LP	November 4, 2025	9,104,000	10,858,754	0.9%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	7,707,525	10,897,048	0.9%
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP	May 23, 2025	9,964,000	14,831,312	1.2%
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP	April 25, 2025	21,019,072	25,967,833	2.0%
Overbay Fund XIV (AIV III), LP	March 26, 2021	-	672,229	0.1%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	43,601	1,900,467	0.1%
Overbay Fund XIV Offshore, LP	January 22, 2021	253,046	1,775,790	0.1%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	150,735	8,400	0.0%
Palms Co-Investment Partners, LP	June 3, 2022	3,815,660	4,311,347	0.3%

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
PARIOU SLP	October 14, 2022	5,063,971	7,763,753	0.6%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,882,543	0.2%
PBN II-A Equity Holdings, LP	August 4, 2025	634,653	896,711	0.1%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	6,150,349	0.5%
Pinegrove Opportunity Partners I Gold Co-Invest, LP	October 31, 2025	5,078,083	5,707,000	0.4%
Pinegrove Opportunity Partners I, LP	September 26, 2025	6,292,008	7,456,483	0.6%
Polaris Newco	June 18, 2021	1,944,556	1,655,650	0.1%
Porcupine Holdings, LP - Class A	December 29, 2021	1,456,380	2,557,267	0.2%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,426,166	0.1%
Portfolio Advisors Secondary Fund II (Offshore), LP	March 31, 2026	909,796	1,387,901	0.1%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,238,076	2,317,480	0.2%
Prysm Capital Fund II, LP	October 20, 2025	8,990,633	14,270,381	1.1%
PS Co-Invest II, LP	November 6, 2025	3,110,154	3,144,211	0.2%
PSC Tiger, LP	September 6, 2024	8,677,877	10,774,124	0.8%
QHP Sapphire SPV, LP	October 20, 2025	18,127,291	22,463,799	1.8%
Resolute Fund IV, LP	December 31, 2024	2,333,808	3,255,346	0.3%
Resolute III Continuation Fund, LP	September 27, 2024	8,350,393	8,838,435	0.7%
Riverview Strategic Opportunities Fund II (Cayman), LP	March 31, 2026	448,148	771,649	0.1%
Riverview Strategic Opportunities Fund II, LP	March 31, 2026	2,871,931	5,473,565	0.4%
RREF III Debt Direct Domestic Investors, LP	October 10, 2025	1,802,293	2,382,864	0.2%
RREF III Debt Domestic Investors, LP	October 10, 2025	4,631,010	6,153,171	0.5%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	2,554,659	444,702	0.0%
SANCY SLP	October 14, 2022	1,706,492	1,425,564	0.1%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	434,300	0.0%
SCPCV-A, LP	March 29, 2024	7,022,172	6,019,752	0.5%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,524,990	3,059,781	0.2%
SEP Hamilton, LP	June 30, 2023	941,500	655,448	0.1%
SEP Skyhawk Fund III Aggregator II, LP	April 25, 2025	221,252	550,517	0.0%
SEP Skyhawk Fund III Aggregator, LP	July 9, 2021	512,631	249,632	0.0%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,737,072	5,778,854	0.5%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,010,309	6,180,857	0.5%
SK Capital Partners VI-A, LP	April 26, 2024	5,417,324	10,652,970	0.8%
Soundcore Capital Partners Fund III-A	July 18, 2025	3,919,175	3,442,714	0.3%
Soundcore Fund III REP CI-A, LP	November 12, 2025	3,004,000	3,177,049	0.2%
Soundcore Fund III RR CI-A, LP	July 31, 2025	5,004,000	6,069,865	0.5%
Soundcore Fund III TS CI-A, LP	August 28, 2025	3,004,000	2,962,630	0.2%
Sprinkler 2024 Co-Investment I (Feeder) SCSp	March 14, 2025	9,981,285	16,509,262	1.3%
Steamboat Credit Opportunities I, LLC	February 4, 2026	11,193,163	11,347,251	0.9%
Stirling Square Capital Partners Second Fund, LP	June 30, 2026	7,502,383	10,050,557	0.8%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,198,477	2,465,292	0.2%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	2,991,988	3,047,905	0.2%
T6 Co-Invest B, LP	August 20, 2025	8,116,118	11,155,607	0.9%
TCV Beat Co., LP	September 27, 2024	7,068,051	9,187,073	0.7%
Tikehau Private Debt Secondaries (Delaware), LP	November 4, 2022	502,984	1,550,760	0.1%
Tikehau Private Debt Secondaries II SCSp	March 27, 2026	1,855,487	2,021,310	0.2%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	11,078,554	0.9%
Tracer Investors Co-Invest, LP	July 18, 2025	9,604,000	9,571,778	0.8%
Triton Fund 6 SCSp	August 28, 2025	75,463	781,590	0.1%
Truelink Alpine, LP	July 31, 2024	-	5,117,635	0.4%
Truelink Capital Fund I-A, LP	July 31, 2024	9,034,001	12,411,356	1.0%
Valeas Capital Partners Fund I, LP	October 31, 2024	8,399,479	14,706,694	1.2%
VCF Compass Co-Investor Holdings II, LP	April 25, 2024	790,253	1,052,237	0.1%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,484	8,771,162	0.7%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,938,145	2,971,044	0.2%
Veregy Parent, LLC	November 3, 2020	1,757,707	6,905,461	0.5%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	-	0.0%
Vistria Agua CV, LP	September 29, 2025	16,711,153	20,467,542	1.6%
Voleon Composition International Fund	February 29, 2024	10,004,000	12,512,946	1.0%
Voloridge Fund, LP	November 1, 2020	3,655,642	5,543,083	0.4%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	266,870	-	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,504,984	2,830,677	0.2%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,749,075	-	0.0%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	1,837,066	-	0.0%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	1,912,397	3,846,944	0.3%
WP Gateway Co-Invest, LP	October 2, 2023	-	832	0.0%
Yorkville Partners, LP	November 18, 2024	10,004,000	13,620,759	1.1%
		$795,592,590	$1,114,138,563	87.4%